Significant Accounting Policies (Schedule Of Warranty Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, at January 1	$ 198,226	$ 245,728
Cumulative effect from adopting ASC 606	337	0
Warranties issued during the year	64,723	75,819
Reduction due to expired warranties or claims during the year	(84,593)	(126,068)
Deconsolidation of subsidiary	(369)	0
Additions resulting from acquisitions	41,371	2,747
Balance, at December 31	$ 219,695	$ 198,226